Long-term bank loans	12 Months Ended
Dec. 31, 2021
Long-term bank loans
Long-term bank loans

11.         Long-term bank loans

Long-term bank loans as of December 31, 2020 and 2021 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2020	2021
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum	25,539,089	—
Due December 22, 2021, at 6.175% per annum	12,772,610	—
Due December 30, 2021, at 6.60% per annum	11,748,839	—
Due December 22, 2021, at 9.80% per annum	12,772,610	—
Due July 23, 2022, at 4.75% per annum	5,823,844	260,364
Due April 13, 2022, at 9.80% per annum	—	13,068,369
Due April 13, 2022, at 9.80% per annum	—	6,507,393
Due April 13, 2022, at 9.80% per annum	—	6,535,753
	68,656,992	26,371,879

Loan from Bank of China
Due October 31, 2021 at 4.75% per annum	23,847,109	—
Due March 19, 2022 at 5.225% per annum	27,586,630	16,782,471
Due October 31, 2022 at 4.75% per annum	—	7,826,592
	51,433,739	24,609,063

Loan from The Bank of East Asia
Due June 4, 2021, at 1.10% plus 1 month LIBOR	22,500,000	—
Due June 6, 2021, at 1.10% plus 1 month LIBOR	30,000,000	—
Due August 20, 2021, at 1.10% plus 1 month LIBOR	19,170,000	—
Due September 27, 2021, at 1.10% plus 1 month LIBOR	9,100,000	—
Due October 20, 2021, at 1.10% plus 1 month LIBOR	2,100,000	—
Due October 27, 2021, at 1.10% plus 1 month LIBOR	17,570,000	—
Due January 14, 2022, at 1.10% plus 1 month LIBOR	3,000,000	—
Due January 5, 2022, at 1.10% plus 1 month LIBOR	16,340,000	—
Due January 5, 2022, at 1.10% plus 1 month LIBOR	3,240,000	—
Due September 30, 2022, at 1.10% plus 1 month LIBOR	5,500,000	—
	128,520,000	—

Loan from Ping An Bank Co., Ltd.
Due April 22, 2021, at 6.8875% per annum	53,487,410	—
Due May 27, 2021, at 7.3625% per annum	4,597,772	—
Due March 18, 2022, at 6.5075% per annum	33,716,992	20,766,347
	91,802,174	20,766,347

Loan from China Construction Bank
Due August 1, 2021, at 4.35% per annum	47,816,825	—
Due August 1, 2021, at 4.75% per annum	11,187,911	—
	59,004,736	—
Loan from Bank of Minsheng
Due May 30, 2031, at 8.5% per annum	60,384,067	57,954,421
Due March 16, 2023 at 7.6% per annum	208,125,795	204,165,817
Due January 14, 2024 at 6.65% per annum	—	59,601,299
	268,509,862	321,721,537

Loan from Bank of Hengfeng
Due August 23, 2023 at 8.25% per annum	—	93,009,396

Loan from Bank of Communications Co., Ltd
Due March 18, 2022, at 7.600% per annum	18,716,226	—

Loan from Bank of Zhengzhou Co., Ltd
Due September 26, 2021, at 7.000075% per annum	61,916,658	—
Due March 26, 2022, at 7.000075% per annum	—	56,307,543
Due August 11, 2023 at 6.5% per annum	—	117,634,142
Due August 30, 2023, at 6.50% per annum	114,944,290	—
	176,860,948	173,941,685
Loan from Bank of Huaxia Co., Ltd
Due May 28, 2023, at 5.08% per annum	18,391,086	—

Loan from Xiamen International Bank Co., Ltd
Due February 20, 2023, at 10.00% per annum	9,195,543	9,410,731
Due April 30, 2023, at 6.80% per annum	4,904,290	4,234,829
	14,099,833	13,645,560

Loan from Bank of Guangzhou Co., Ltd
Due September 3, 2024, at 7.30% per annum	98,577,756	106,759,164

Loan from Luso International Banking Ltd
Due January 13, 2022, at 2.82% per annum	2,567,812	—
Due January 19, 2022, at 2.82% per annum	16,808,448	—
Due February 26, 2022, at 2.82% per annum	19,320,740	—
Due January 1, 2022, at 2.90% per annum	1,350,000	—
Due November 10, 2022, at 2.90% per annum	36,500,000	—
Due March 12, 2023, at 3.50% per annum	—	19,236,000
Due March 29, 2023, at 3.50% per annum	—	1,859,480
Due April 12, 2023, at 3.50% per annum	—	17,376,520
	7,654,700	38,472,000

Total	1,071,120,352	819,296,631
Less: current portion of long-term bank loans	(482,102,433)	(325,219,756)
Total long-term bank loans	589,017,919	494,076,875

As of December 31, 2021, the contractual maturities of these loans are as follows:

Year	Amount
US$
2022	325,219,756
2023	369,102,362
2024	80,744,075
2025	5,411,171
2026 and thereafter	38,819,267
Less: current portion of long-term bank loans	(325,219,756)
Total: long-term bank loans	494,076,875

As of December 31, 2021, US$780,824,631 of the Group’s long term bank loans was denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$283,626,547 (December 31, 2020: US$178,303,075), land use rights with net book value of US$270,020,262 (December 31, 2020: US$301,626,788), the Group’s real estate properties held for lease with net book value of US$135,459,260 (December 31, 2020: US$145,121,736), the real estate properties development completed with net book value of US$nil (December 31, 2020: US$392,880), and the property and equipment with net book value of US$9,993,667 (December 31, 2020: US$9,765,150). As of December 31, 2021, US$38,472,000 of the Group's long term bank loans was denominated in U.S. dollar and secured by restricted cash of US$41,877,755 (December 31, 2020: US$229,666,355).

The interest rates of these bank loans are adjustable based on the range of 100% to 211% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2021 was 7.24% (December 31, 2020: 6.19%).